Guarantees and commitments (Details 5) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Lease commitments (CHF million)
In one year	572
In two years	533
In three years	498
In four years	478
In five years	454
Thereafter	3,941
Future operating lease commitments	6,476
Less minimum non-cancellable sublease rentals	231
Total net future minimum lease commitments	6,245
Rental expense for operating leases (CHF million)
Minimum rental expense	572	642	631
Sublease rental income	(81)	(85)	(98)
Total net expenses for operating leases	491	557	533
Bank
Lease commitments (CHF million)
In one year	571
In two years	532
In three years	497
In four years	478
In five years	454
Thereafter	3,940
Future operating lease commitments	6,472
Less minimum non-cancellable sublease rentals	231
Total net future minimum lease commitments	6,241
Rental expense for operating leases (CHF million)
Minimum rental expense	572	642	629
Sublease rental income	(81)	(85)	(97)
Total net expenses for operating leases	491	557	532